11. BORROWED FUNDS FROM CERAVEST INVESTORS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Third Party Borrowings Details 1
CeraVest Fixed, Weighted Average Interest Rate	8.43%	8.49%
CeraVest Flex, Weighted Average Interest Rate	8.03%	8.03%
CeraVest Fixed	¥ 0	¥ 705,107
CeraVest Flex	743,496	2,330,479
Total	¥ 743,496	¥ 3,035,586